Consolidated Statements of Operations (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of sales	[1]	€ 13,422.4	€ 10,473.3	€ 8,802.0
Related party
Cost of sales		€ 2,854.5	€ 2,206.1	€ 1,855.2

[1]	Cost of sales includes amounts with related parties of €2,854.5 million, €2,206.1 million and €1,855.2 million in 2023, 2022, and 2021, respectively.